Schedule of components of cost recognized in profit or loss (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [abstract]
Current service cost	₨ 12,563	₨ 8,437	₨ 8,619
Past service cost		(1,633)
Net interest cost	4,653	3,686	2,702
Components of cost recognized in profit or loss	₨ 17,216	₨ 10,490	₨ 11,321